CONVERTIBLE NOTES (Details Narrative) - USD ($)					1 Months Ended				12 Months Ended
	Jan. 16, 2026	Aug. 19, 2025	May 13, 2025	Feb. 17, 2025	Feb. 28, 2026	Jan. 31, 2026	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 22, 2025	Aug. 18, 2025	Feb. 13, 2025	Jan. 22, 2025	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024
Reverse stock split			1-for-40						1 for 40
Repayment of convertible debt									$ 3,032,645
Convertible Notes									1,290,476
Debt discount amortized									8,019,448
Principal balance									163,817	279,878			$ 31,250	$ 31,250	$ 40,625	$ 62,500	$ 1,066,391
Unamortized debt discount									$ 19,576	$ 46,646			$ 6,250	$ 6,250	$ 8,125	$ 12,500	$ 213,278
Conversion of stock description									The August 2025 Notes may not be converted and shares of Common Stock may not be issued under Notes if, after giving effect to the conversion or issuance, such Purchaser (together with its affiliates, if any) would beneficially own in excess of 4.99% of our outstanding shares of our Common Stock, which we refer to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable Purchaser of Notes, except that any raise will only be effective upon 61-days’ prior notice to us
Fair value of the derivative liability									$ 4,101,583
Debt issuance cost									907,499
Amortized debt discounts									6,927,005
Convertible notes payable									144,241
Subsequent Event [Member]
Reverse stock split	1-for-40
Subsequent Event [Member] | Common Stock [Member]
Remaining debt converted into common stock, shares						48,755
Debt Conversion, Converted Instrument, Amount						$ 163,817
Securities Purchase Agreement [Member]
Repayment of convertible debt					$ 6,777,206		$ 3,032,645	$ 3,032,645
Convertible Notes									1,146,236
Debt discount amortized									711,996
Change in fair value of derivatives									$ 249,447
Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Original issue discount, percentage				20.00%
Aggregate principal amount				$ 3,750,000
Conversion price per share				92.50%
Floor price per share				4.00%
Stock Issued During Period, Shares, Issued for Services				52,663
August Securities Purchase Agreement [Member]
Principal balance		$ 9,687,500
August Securities Purchase Agreement [Member] | August 2025 Notes [Member]
Original issue discount, percentage												20.00%
Principal balance		9,687,500
Subscription price		$ 7,750,000
Debt Instrument, Maturity Date		Feb. 19, 2026
Unamortized debt discount		$ 1,937,500
Remaining debt converted into common stock, shares		3,679,436							2,219,932
Convertible notes amount converted									$ 9,523,683
August Securities Purchase Agreement [Member] | First Tranche [Member]
Subscription price		$ 4,500,000
August Securities Purchase Agreement [Member] | Second Tranche [Member]
Subscription price											$ 1,000,000
August Securities Purchase Agreement [Member] | Third Tranche [Member]
Subscription price							$ 2,250,000